Risk management - Spain real estate business segment information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 916,199	€ 942,218	€ 882,921
Total assets	1,508,250	1,522,695	1,459,271
Financial assets	176,554	184,596	191,124
Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(284)	€ (474)	€ (635)
Spain | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Total assets	1,508,250
Spain | Real estate operations in Spain | Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(1,591)
Spain | Real estate operations in Spain | Customers excluding the public sector
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 237,165